32. FINANCIAL RESULTS	12 Months Ended
Dec. 31, 2017
Financial Results
32. FINANCIAL RESULTS

For the year them ended as of December 31, 2017, 2016 and 2015, financial income and finance costs are composed of the following.

	From January 1	From January 1	From January 1
	to December 31, 2017	to December 31, 2016	to December 31, 2015
Financial result	ThCh$	ThCh$	ThCh$
Finance expense	(9,985,677)	(10,305,449)	(10,034,845)
Finance income	570,531	970,651	621,644
Expense form inflation adjustment unit	(628,448)	(39,279)	(849,417)
Foreign currency translation difference	8,586,953	749,876	796,468
Total	(1,456,641)	(8,624,201)	(9,466,150)

	From January 1	From January 1	From January 1
	to December 31, 2017	to December 31, 2016	to December 31, 2015
Finance expense	ThCh$	ThCh$	ThCh$
Bank borrowings	(4,699,500)	(6,151,132)	(4,541,333)
Bonds payable and promissory notes	(3,808,671)	(3,061,014)	(2,878,424)
Other finance costs	(1,477,506)	(1,093,303)	(2,615,088)
Total	(9,985,677)	(10,305,449)	(10,034,845)

	From January 1	From January 1	From January 1
	to December 31, 2017	to December 31, 2016	to December 31, 2015
Finance income	ThCh$	ThCh$	ThCh$
Investment income	377,695	186,571	334,273
Other finance income	192,836	784,080	287,371
Total	570,531	970,651	621,644

	From January 1	From January 1	From January 1
	to December 31, 2017	to December 31, 2016	to December 31, 2015
Income (expense) by adjustment units	ThCh$	ThCh$	ThCh$
Bonds payable and promissory notes	(2,105,288)	(2,537,694)	(3,496,470)
Bank borrowings	(7,187)	(395,225)	(307,958)
Other	1,484,027	2,893,640	2,955,011
Total	(628,448)	(39,279)	(849,417)

	From January 1	From January 1	From January 1
	to December 31, 2017	to December 31, 2016	to December 31, 2015
Foreign currency translation difference	ThCh$	ThCh$	ThCh$
Exchange difference in trade receivables	(2,985,022)	(2,783,564)	3,842,016
Exchange differences in related party balances	3,333,868	(3,243,740)	9,300,681
Exchange difference in advertising contributions	194,235	2,183,765	(2,178,089)
Exchange difference in derivatives	8,063,800	2,866,010	(8,554,222)
Exchange difference in bank borrowings	474,125	1,071,611	(418,506)
Other foreign currency translation differences	(494,053)	655,794	(1,195,412)
Total	8,586,953	749,876	796,468